Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows - Operating Activities
Net income	$ 139,138,000	$ 74,951,000	$ 70,568,000
Adjustments to net income:
Depreciation and amortization including intangible assets and deferred financing costs	29,616,000	24,443,000	24,476,000
Income from equity investments in real estate and REITs in excess of distributions received	310,000	(4,920,000)	(2,258,000)
Straight-line rent and financing lease adjustments	(3,698,000)	286,000	2,223,000
Amortization of deferred revenue	(6,291,000)	0	0
Gain on deconsolidation of a subsidiary	(1,008,000)	0	0
Gain on sale of real estate	3,391,000	(460,000)	(7,701,000)
Gain on Extinguishment of Debt	0	0	6,991,000
Unrealized (gain) loss on foreign currency transactions and others	138,000	300,000	(174,000)
Realized (gain) loss on foreign currency transactions and others	(965,000)	(731,000)	(257,000)
Allocation of loss to profit-sharing interest	0	(781,000)	3,900,000
Management income received in shares of affiliates	(73,936,000)	(35,235,000)	(31,721,000)
Gain On Conversion Of Shares	(3,806,000)	0	0
Gain On Change In Control Of Interests	(27,859,000)	0	0
Impairment charges	10,473,000	15,381,000	10,424,000
Stock-based compensation expense	17,716,000	7,082,000	9,336,000
Deferred acquisition revenue received	21,546,000	21,204,000	25,068,000
Increase in structuring revenue receivable	(19,537,000)	(20,237,000)	(11,672,000)
Increase (decrease) in income taxes, net	244,000	(1,288,000)	(9,276,000)
Net changes in other operating assets and liabilities, net	(5,356,000)	6,422,000	(1,401,000)
Net cash provided by operating activities	80,116,000	86,417,000	74,544,000
Cash Flows - Investing Activities
Distributions received from equity investments in real estate and the REITs in excess of equity income	20,807,000	18,758,000	39,102,000
Capital contributions to equity investments	(2,297,000)	0	(2,872,000)
Purchase of interests in CPA:16 - Global	(121,315,000)	0	0
Purchases of real estate and equity investments in real estate	(24,315,000)	(96,884,000)	(39,632,000)
VAT Refunded In Connection With Acquisition Of Real Estate	5,035,000	0	0
VAT paid in connection with acquisition of real estate	0	(4,222,000)	0
Capital expenditures	(13,239,000)	(5,135,000)	(7,775,000)
Cash Acquired On Acquisition Of Subsidiaries	57,000	0	0
Proceeds from sale of real estate	12,516,000	14,591,000	43,487,000
Proceeds from sale of securities	818,000	0	0
Funding of short term loans to affiliates	(96,000,000)	0	0
Proceeds from repayment of short term loans from affiliates	96,000,000	0	0
Funds released from escrow	2,584,000	36,620,000	0
Funds placed in escrow	(6,735,000)	(1,571,000)	(36,132,000)
Proceeds From Transfer Of Profit Sharing Interest			21,928,000
Net cash provided by investing activities	(126,084,000)	(37,843,000)	18,106,000
Cash Flows - Financing Activities
Distributions paid	(85,814,000)	(92,591,000)	(78,618,000)
Contributions from noncontrolling interests	3,223,000	14,261,000	2,947,000
Distributions to noncontrolling interests	(7,258,000)	(4,360,000)	(5,505,000)
Distributions to profit-sharing interest	0	(693,000)	(5,645,000)
Contributions from profit sharing interest	0	3,694,000	0
Purchase Of Noncontrolling Interest	(7,502,000)		(15,380,000)
Scheduled payments of mortgage principal	(25,327,000)	(14,324,000)	(9,534,000)
Prepayments Of Mortgage Principal	0	0	(13,974,000)
Proceeds from mortgage financing	45,491,000	56,841,000	42,495,000
Proceeds from lines of credit	251,410,000	83,250,000	150,500,000
Repayments of lines of credit	(160,000,000)	(52,500,000)	(148,518,000)
Proceeds from loans from affiliates	0	0	1,625,000
Repayments of loans from affiliates	0	0	(1,770,000)
Payment of financing costs	(7,778,000)	(1,204,000)	(862,000)
Proceeds from issuance of shares	1,488,000	3,724,000	1,507,000
Windfall tax benefit (provision) associated with stock-based compensation awards	2,569,000	2,354,000	143,000
Repurchase and retirement of shares	0	0	(10,686,000)
Net cash provided by financing activities	10,502,000	(1,548,000)	(91,275,000)
Change in Cash and Cash Equivalents During the Period
Effect of exchange rate changes on cash	70,000	(783,000)	276,000
Net (decrease) increase in cash and cash equivalents	(35,396,000)	46,243,000	1,651,000
Cash and cash equivalents, beginning of period	64,693,000	18,450,000	16,799,000
Cash and cash equivalents, end of period	29,297,000	64,693,000	18,450,000
Supplemental Noncash Activities [Abstract]
Shares Received From REIT Arising From Merger	13,260,091
Shares Exchanged As Result Of Merger	11,113,050
Gain Recorded Resulting From Shares Exchanged In Merger	2,800,000
Contract Termination Fee	28,300,000
Loans Assumed	87,600,000
Supplemental Cash Flow Information [Abstract]
Interest Paid, Capitalized	21,168,000	15,351,000	14,845,000
Income Taxes Paid	$ 33,641,000	$ 24,307,000	$ 35,039,000